CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Current Assets:
Cash and cash equivalents	$ 59,367	$ 59,103
Accounts receivable	37,842	43,387
Inventories	24,628	25,360
Prepaid expenses and other	71,824	66,359
Income taxes receivable	4,930	1,055
Deferred income taxes	0	2,918
Total current assets	198,591	198,182
Property and Equipment:
Land	147,581	152,382
Buildings and leasehold improvements	1,435,426	1,399,905
Furniture and equipment	580,115	556,304
Construction-in-progress	20,588	11,211
Gross property and equipment	2,183,710	2,119,802
Less accumulated depreciation and amortization	(1,147,895)	(1,076,238)
Net property and equipment	1,035,815	1,043,564
Other Assets:
Goodwill	142,103	125,604
Deferred income taxes	24,064	20,231
Other	52,030	51,827
Total other assets	218,197	197,662
Total assets	1,452,603	1,439,408
Current Liabilities:
Current installments of long-term debt	27,596	27,334
Accounts payable	93,326	100,531
Accrued liabilities	268,444	273,884
Deferred income taxes	845	0
Total current liabilities	390,211	401,749
Long-term debt, less current installments	780,121	587,890
Other liabilities	132,914	139,896
Commitments and Contingencies (Notes 9 and 14)
Shareholders’ Equity:
Common stock—250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 67,444,099 shares outstanding at June 26, 2013 and 176,246,649 shares issued and 74,342,115 shares outstanding at June 27, 2012	17,625	17,625
Additional paid-in capital	477,420	466,781
Retained earnings	2,217,623	2,112,858
Shareholders' equity including treasury stock	2,712,668	2,597,264
Less treasury stock, at cost (108,802,550 shares at June 26, 2013 and 101,904,534 shares at June 27, 2012)	(2,563,311)	(2,287,391)
Total shareholders’ equity	149,357	309,873
Total liabilities and shareholders’ equity	$ 1,452,603	$ 1,439,408